Capitalized Software Development Costs, Work in Progress (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Capitalized Software Development Costs, Work in Progress [Abstract]
Capitalized software costs	$ 911,485	$ 839,085	$ 8,998,755	$ 599,459